Supplemental Information - Change in Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additional information [abstract]
Trade receivables	$ 257,783	$ (47,861)
Prepaids and other assets	(7,275)	8,531
Trade payables	(276,100)	35,178
Share-based compensation liability	10,070	(11,000)
Dividends payable	(330)	(783)
Non-cash working capital disposed	49,299	(6,390)
Trade and other receivables/payables	33,447	(22,325)
Changes in non-cash working capital related to:
Operating activities	18,111	(17,922)
Financing activities	(1,620)	6,200
Investing activities	17,822	(11,375)
Transfers to equity	(330)	(1,167)
Foreign currency translation on non-cash working capital	(536)	1,939
Changes in non-cash working capital	$ 33,447	$ (22,325)